UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners Parallel Fund II General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
           ----------------------------------------------------

           ----------------------------------------------------

Form 13F File Number:  028-12037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member
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Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /S/PETER W. MAY             New York, New York             2/13/08
       ------------------------   ------------------------------  --------
          [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:              5
                                               -------------

Form 13F Information Table Value Total:          $  5,855
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number     Name


     01     28-11639                 Nelson Peltz

     02     28-11640                 Peter W. May

     03     28-11641                 Edward P. Garden




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                                               FORM 13F INFORMATION TABLE



COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------               --------     --------   ---------         ---------        --------     --------           --------
                                                VALUE       SHARES/ or SH/PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
                                                                                                              ----------------
NAME OF ISSUER     TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT   PRN CALL   DISCRETION    MANAGERS    SOLE    SHARED    NONE

Wendy's Intl Inc.        COM        950590109      795      30,751     SH         Defined       1,2,3              30,751

H.J. Heinz Co.           COM        423074103    2,704      57,926     SH         Defined       1,2,3              57,926

Chemtura Corp.           COM        163893100      526      67,498     SH         Defined       1,2,3              67,498

Tiffany & Co. NEW        COM        886547108    1,431      31,094     SH         Defined       1,2,3              31,094

Cheesecake Factory Inc.  COM        163072101      399      16,812     SH         Defined       1,2,3              16,812
